EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE  12 –  EARNINGS PER SHARE

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2011
	Income	Weighted- Average Shares	Per Share Amount
Net income	$750	645,988
Basic earnings per share
Earnings applicable to common shareholders			$1.16
Effect of dilutive securities
Stock options	-	-
Diluted earnings per share
Earnings applicable to common shareholders and assumed conversions	$750	645,988	$1.16

	Year Ended December 31, 2010
	Loss	Weighted- Average Shares	Per Share Amount
Net loss	$(2,102)	645,988
Basic loss per share
Loss applicable to common shareholders			$(3.25)
Effect of dilutive securities
Stock options	-	439
Diluted loss per share
Loss applicable to common shareholders and assumed conversions	$(2,102)	646,427	$(3.25)

A total of 74,440 and 58,040 options for the years ended December 31, 2011 and 2010, respectively, are not included in the above calculations as they are non-dilutive.